UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06377
BNY Mellon Municipal Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
8/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class A – DMUAX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 5.52%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	0.75%	-0.54%	1.17%
without Sales Charge	5.52%	0.38%	1.64%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Medical
12.8%
Education
11.4%
Airport
7.9%
Transportation
7.8%
Water & Sewer
6.3%
General Obligation
5.8%
Power
5.8%
Housing
5.7%
Development
5.5%
School District
5.2%
Nursing Homes
3.3%
Tobacco Settlement
2.4%
Net Other Assets and Liabilities
20.1%

State Allocation (Based on Net Assets)

Illinois 8.6%
Pennsylvania 8.1%
Texas 8.0%
New York 7.9%
Alabama 6.8%
Florida 4.6%
Wisconsin 4.5%
Massachusetts 4.5%
California 4.3%
Connecticut 3.2%
Georgia 3.0%
Michigan 3.0%
South Carolina 2.5%
Arizona 2.4%
New Jersey 2.2%
Ohio 2.2%
Colorado 2.1%
Kentucky 2.0%
Washington 1.9%
Utah 1.9%
Louisiana 1.5%
Oklahoma 1.4%
District of Columbia 1.4%
Tennessee 1.3%
Maryland 1.3%
North Carolina 1.2%
Oregon 1.2%
New Hampshire 1.2%
Nevada 1.0%
Net Other Assets and Liabilities 4.8%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0319AR0826

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class C – DMUCX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$157	1.53%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 4.72%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	3.72%	*	-0.38%	0.87%
without Deferred Sales Charge	4.72%		-0.38%	0.87%
Bloomberg U.S. Municipal Bond Index	4.12%		0.54%	1.91%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0350AR0826

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class I – DMBIX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 5.80%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	5.80%	0.64%	1.89%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6015AR0826

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Y – DMUYX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 5.83%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	5.83%	0.66%	1.94%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0365AR0826

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Z – DRMBX
This annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$61	0.59%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Z shares returned 5.70%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 4.12% for the same period.
What affected the Fund’s performance?
  The market generated a positive total return, primarily produced by yield, with modest price appreciation also supporting returns despite high volatility.
  Relative to the Index, the Fund benefited from longer curve exposure coupled with more credit exposure, with overweight exposure to higher education and health care being particular strengths.
  The most significant detractors included underweight exposure to housing and overweight exposure to water & sewer.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Z	5.70%	0.58%	1.85%
Bloomberg U.S. Municipal Bond Index	4.12%	0.54%	1.91%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,772	585	$6,359,049	27.32%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0125AR0826

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class A – DHYAX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.05%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class A shares returned 7.72%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	2.87%	-1.80%	1.47%
without Sales Charge	7.72%	-0.89%	1.94%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)

Education
18.9%
Nursing Homes
16.6%
Development
9.3%
General Obligation
7.2%
Transportation
6.8%
Tobacco Settlement
4.2%
Housing
3.9%
Medical
3.6%
School District
3.2%
Water & Sewer
2.8%
Airport
2.4%
Power
1.9%
Net Other Assets and Liabilities
19.2%

State Allocation (Based on Net Assets)

New York 9.3%
U.S. Related 8.0%
Alabama 7.0%
Arizona 6.7%
Texas 6.4%
Wisconsin 6.1%
Colorado 6.0%
Illinois 5.1%
Utah 5.0%
Florida 4.6%
Washington 4.0%
California 3.6%
Pennsylvania 3.4%
North Carolina 2.4%
Massachusetts 2.4%
Ohio 2.3%
Michigan 2.0%
New Hampshire 1.9%
Connecticut 1.7%
District of Columbia 1.7%
Louisiana 1.5%
Oklahoma 1.4%
Arkansas 1.4%
South Dakota 1.4%
Alaska 1.2%
Nevada 1.1%
Rhode Island 1.1%
Georgia 1.0%
Net Other Assets and Liabilities 0.3%

How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6165AR0826

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class C – DHYCX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$187	1.81%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class C shares returned 6.78%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.78%	*	-1.67%	1.15%
without Deferred Sales Charge	6.78%		-1.67%	1.15%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%		0.54%	1.91%
Bloomberg Municipal Bond High Yield Index **	6.66%		1.31%	3.73%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
**
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6166AR0826

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class I – DYBIX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.79%
How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class I shares returned 7.89%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class I	7.89%	-0.65%	2.18%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6092AR0826

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Y – DHYYX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$82	0.79%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Y shares returned 7.97%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Y	7.97%	-0.63%	2.21%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0572AR0826

BNY Mellon High Yield Municipal Bond Fund
ANNUAL
SHAREHOLDER
REPORT
August 31, 2026
Class Z – DHMBX
This annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$93	0.89%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended August 31, 2026, the Fund’s Class Z shares returned 7.89%.
  In comparison, the Bloomberg Municipal Bond High Yield Index (the “Index”) returned 6.66% for the same period.
What affected the Fund’s performance?
  The municipal high yield market gained ground during the period, as longer curve exposure and appealing credit profiles drove strong demand and performance.
  Relative to the Index, the Fund benefited from longer curve exposure, as well as strong security selection, particularly in the health care, transportation and industrial revenue bond sectors.
  The most significant detractors included underweight exposure to special tax securities and overweight exposure to prepaid gas bonds.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from September 1 , 2016 through August 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond High Yield Index on 8/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/26 )
Share Class	1YR	5YR	10YR
Class Z	7.89%	-0.75%	2.08%
Bloomberg U.S. Municipal Bond Index (broad-based index)	4.12%	0.54%	1.91%
Bloomberg Municipal Bond High Yield Index *	6.66%	1.31%	3.73%
*
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 8/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$175	149	$795,693	42.23%
Portfolio Holdings (as of 8/31/26 )
Sector Allocation (Based on Net Assets)
State Allocation (Based on Net Assets)
How has the Fund changed?
  Effective December 31, 2025, the Fund has added the Bloomberg Municipal Bond High Yield Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6133AR0826

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $76,838 in 2025 and $76,838 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $31,750 in 2025 and $31,477 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,684 in 2025 and $14,641 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $17,720 in 2025 and $18,448 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $9,257 in

2025 and $9,398 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,822,595 in 2025 and $3,567,925 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon AMT-Free Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
A	DMUAX
C	DMUCX
I	DMBIX
Y	DMUYX
Z	DRMBX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	5,005,726	4,969,109
California Housing Finance Agency, Revenue Bonds, Ser. 2021-3, Cl. A	3.25	8/20/2036	1,845,421	1,738,610
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates), Ser. 2021-1, Cl. A	3.50	12/20/2035	2,719,227	2,588,531
Total Collateralized Municipal-Backed Securities (cost $10,525,158)				9,296,250
Long-Term Municipal Investments — 101.5%
Alabama — 6.8%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	4.30	3/1/2033	1,750,000	1,727,093
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	6,500,000	6,668,012
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	9,455,000	9,536,048
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	2,250,000	2,264,602
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. K	5.00	10/1/2033	11,000,000	11,411,845
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,500,000	1,562,336
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2034	6,940,000	7,209,060
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1(a)	5.50	2/1/2029	2,320,000	2,421,470
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000	2,519,221
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	21,000,000	21,614,569
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,975,000	1,998,561
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	996,254
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,750,000	1,835,361
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,550,000	1,629,925
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C1	5.00	11/1/2033	5,000,000	5,230,174
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. D	5.00	9/1/2035	3,310,000	3,509,491
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	34,000,000	36,015,513
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	3,005,000	3,024,031
				121,173,566
Alaska — .1%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,345,000	1,969,225
Arizona — 2.1%
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000	639,343
Arizona Board of Regents, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000	3,106,307
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	2,175,000	1,842,322
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000	4,776,850
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000	8,451,237
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,200,000	1,144,780

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Arizona — 2.1% (continued)
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,750,000	1,750,336
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	5,000,000	5,040,214
Maricopa County Industrial Development Authority, Revenue Bonds (Clemmons University Campus Project) Ser. A	4.00	7/1/2034	3,500,000	3,367,662
Phoenix Civic Improvement Corp., Revenue Bonds (Junior Lien Airport) Ser. B	4.00	7/1/2044	2,000,000	1,794,688
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	2,190,000	2,229,337
Tender Option Bond Trust Receipts (Series 2026-XM1353), (Arizona Salt River Project, Revenue Bonds, Ser.A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	11.36	1/1/2054	2,800,000	2,891,940
				37,035,016
Arkansas — .8%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	5,550,000	5,659,164
Arkansas Development Finance Authority, Revenue Bonds (U. S. Steel Corp.) Ser. A(a),(b)	4.00	3/1/2033	5,000,000	4,947,421
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,523,340
Pulaski County, Revenue Bonds (Arkansas Children’s Hospital)	4.25	3/1/2048	600,000	557,121
				13,687,046
California — 4.2%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Ser. B	5.25	7/1/2040	2,200,000	2,339,434
California, GO, Refunding	5.00	4/1/2042	1,100,000	1,160,895
California, GO, Refunding	5.25	9/1/2047	1,500,000	1,589,024
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	4,815,000	4,868,128
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	1,750,000	1,871,804
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	2,225,000	2,224,864
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,875,000	2,066,882
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	1,650,000	1,617,323
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	5,484,065	5,224,640
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2040	8,115,000	8,061,402
California Municipal Finance Authority, Revenue Bonds (SFMTA Potrero Yard Modernization Project) Ser. A	5.50	9/1/2056	1,575,000	1,666,779
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(b)	6.38	6/15/2064	2,200,000	2,287,245
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	5,541,028	5,249,483
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.13	11/1/2040	2,700,000	2,729,268
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project)(b)	5.13	9/2/2048	585,000	579,406
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project)(b)	5.25	9/2/2061	1,575,000	1,554,774
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.00	12/1/2033	1,000,000	1,018,660

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
California — 4.2% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.25	12/1/2048	1,800,000	1,802,288
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	1,880,000	1,708,108
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000	5,126,865
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2037	3,405,000	3,607,874
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2045	7,200,000	7,432,824
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,580,000	2,321,914
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,041,211
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,750,000	2,854,354
Tender Option Bond Trust Receipts (Series 2023-XM1114), (Long Beach Bond Finance Authority, Revenue Bonds) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.83	8/1/2053	3,600,000	3,256,581
				75,262,030
Colorado — 2.1%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000	3,689,750
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	7,525,000	7,460,829
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.00	3/1/2040	2,000,000	2,002,383
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	3,875,751
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,504,640
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,317,310
Denver Health & Hospital Authority, Revenue Bonds, Ser. A	6.00	12/1/2055	5,250,000	5,503,912
Park Creek Metropolitan District, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	12/1/2044	1,250,000	1,289,257
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	1,996,758
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	7.96	8/1/2044	1,645,000	1,795,303
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.48	11/15/2048	2,770,000	2,434,560
Vail Home Partners Corp., Revenue Bonds(b)	6.00	10/1/2064	3,500,000	3,572,351
				36,442,804
Connecticut — 3.2%
Aquarion Water Authority, Revenue Bonds, Ser. D	5.25	8/1/2038	2,250,000	2,485,607
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000	5,000,000
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000	1,010,511
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	1,500,000	1,507,068
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000	2,092,403
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	1,839,790
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,745,000	1,518,577
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hartford Healthcare Issue) Ser. A	5.00	7/1/2031	2,500,000	2,706,223

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Connecticut — 3.2% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	925,000	861,922
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2053	1,500,000	1,400,684
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	1,000,000	886,312
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000	480,861
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,009,422
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Corp.) Ser. E	5.25	3/1/2032	5,000,000	5,354,664
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	507,893
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,058,844
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,115,000	1,014,838
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	1,485,000	1,462,236
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000	1,443,263
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,555,000	2,534,626
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	165,000	165,125
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000	25,028
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	4,000,000	4,008,055
New Haven, GO (Insured; Assured Guaranty Corp.) Ser. A	5.00	8/1/2039	3,000,000	3,077,551
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	960,690
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,021,491
University of Connecticut, Revenue Bonds (Insured; State Appropriation) Ser. A	5.25	11/15/2047	4,000,000	4,119,551
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,192,268
				56,745,503
Delaware — .1%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,003,839
District of Columbia — 1.4%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	3,950,000	4,085,478
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,024,138
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,051,630
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	849,755
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2038	2,855,000	2,734,779
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,001,712
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,080,338

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
District of Columbia — 1.4% (continued)
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond)	5.25	7/15/2053	3,000,000	3,058,617
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,436,063
				24,322,510
Florida — 4.6%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	1,570,000	1,499,123
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2054	1,480,000	1,469,503
Escambia County, Revenue Bonds	5.00	10/1/2046	1,820,000	1,829,184
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida Passenger Rail Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2053	3,895,000	3,805,809
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,501,034
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,015,000	982,195
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	690,000	683,494
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	3,400,000	3,467,434
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	4,220,000	4,272,459
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,293,396
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	1,380,000	1,175,995
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,233,168
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	5,000,000	4,472,181
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	6,000,000	5,272,164
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,800,158
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,455,339
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,525,672
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	12,215,000	10,580,940
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,028,871
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,231,833
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,023,247
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,100,060
St. Johns County School Board, COP (Insured; Assured Guaranty Corp.) Ser. A	5.50	7/1/2049	3,250,000	3,398,612
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,688,280
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	5,894,152
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.80	10/1/2049	9,750,000	8,595,467
				81,279,770
Georgia — 3.0%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,007,949
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,123,676

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Georgia — 3.0% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,019,252
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,110,000	1,102,201
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2055	5,000,000	5,032,525
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	8,255,000	8,478,612
Main Street Natural Gas, Inc., Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,068,322
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	4.00	9/1/2026	10,000,000	10,000,000
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	4,250,000	4,448,450
Main Street Natural Gas, Inc., Revenue Bonds, Ser. D(a)	5.00	12/1/2030	3,000,000	3,117,571
Main Street Natural Gas, Inc., Revenue Bonds, Ser. E(a)	5.00	12/1/2032	4,000,000	4,176,702
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.00	6/1/2038	495,000	529,723
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	6.61	7/1/2044	2,660,000	2,717,282
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.59	1/1/2059	1,270,000	1,246,039
Tender Option Bond Trust Receipts (Series 2025-XF8066), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	9.79	7/1/2050	1,410,000	1,438,300
Tender Option Bond Trust Receipts (Series 2026-XF8152), (Atlanta, Revenue Bonds, Refunding (Sustainability Bonds)) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	9.89	11/1/2056	1,900,000	1,988,050
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	3,250,000	3,252,509
				52,747,163
Idaho — .4%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,651,238
Illinois — 8.6%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2050	4,500,000	4,614,967
Chicago, GO, Ser. A	5.00	1/1/2043	2,130,000	2,040,508
Chicago, GO, Ser. A	5.00	1/1/2044	260,000	247,377
Chicago, GO, Ser. A	5.00	1/1/2045	6,300,000	5,965,207
Chicago, GO, Ser. A	6.00	1/1/2050	2,000,000	2,060,648
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,000,000	2,006,600
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	5,000,000	5,067,694
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	2,750,000	2,796,704
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,076,417
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,026,221
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,023,793
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	3,000,000	3,104,020
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2032	2,495,000	2,630,618
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	9,000,000	9,463,620
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,440,000	1,410,520

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Illinois — 8.6% (continued)
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	4,000,000	4,257,864
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2040	1,000,000	1,029,011
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	3,500,000	3,564,695
Chicago O’Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. D	5.00	1/1/2039	6,530,000	6,844,114
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	5,000,000	5,111,120
Chicago Park District, GO, Refunding, Ser. A	5.25	1/1/2046	2,500,000	2,579,061
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000	1,426,471
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2040	1,000,000	1,057,773
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2043	2,000,000	2,077,872
Chicago Waterworks, Revenue Bonds, Ser. A	5.00	11/1/2046	1,150,000	1,180,614
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	6,730,000	7,085,364
Cook County, Revenue Bonds, Refunding	5.00	11/15/2036	2,000,000	2,027,457
Cook County, Revenue Bonds, Refunding	5.00	11/15/2045	2,000,000	2,068,388
Cook County, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,324,737
Illinois, GO, Ser. A	5.00	5/1/2038	1,250,000	1,267,840
Illinois, GO, Ser. D	5.00	11/1/2028	1,000,000	1,023,794
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,000,000	1,039,360
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	7,500,000	7,648,256
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	3,000,000	3,055,381
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000	4,436,303
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	495,000	501,860
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	12,240,000	10,696,858
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	2,140,000	2,117,756
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,637,817
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(e)	0.00	12/15/2036	2,500,000	1,633,451
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	4,000,000	4,161,974
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	590,116
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	629,468
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	10,350,000	9,765,641
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	2,765,000	2,617,857
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,630,736
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,564,725
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.39	6/1/2048	1,125,000	974,407
Tender Option Bond Trust Receipts (Series 2025-XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	10.37	1/1/2053	1,440,000	1,478,999
				151,642,054

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Indiana — .6%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,203,644
Indiana Finance Authority, Revenue Bonds, Refunding (Marquette Project) Ser. A	5.00	3/1/2040	3,445,000	3,544,931
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,018,094
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	890,000	796,127
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services) Ser. A	5.00	1/1/2035	3,400,000	3,400,335
				9,963,131
Iowa — .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(f)	5.00	12/1/2032	900,000	999,198
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	3,330,000	3,289,103
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,073,686
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	3,000,000	3,000,000
				8,361,987
Kentucky — 2.0%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,032,928
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	9,000,000	9,156,342
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	15,900,000	16,632,762
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/1/2032	1,685,000	1,760,442
Louisville/Jefferson County Metropolitan Government, Revenue Bonds, Refunding (Norton Healthcare, Inc.) Ser. A	5.00	10/1/2038	2,000,000	2,136,448
University of Kentucky, Revenue Bonds (Johnson Center Expansion) Ser. A	5.25	4/1/2050	5,000,000	5,142,821
				35,861,743
Louisiana — 1.5%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2050	6,010,000	6,289,138
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	5,000,000	5,044,621
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	2,880,000	2,953,928
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	3,000,000	3,107,871
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2037	1,750,000	1,776,847
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Corp.)	5.00	1/1/2038	1,500,000	1,520,552
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project) Ser. B(a),(b)	6.10	6/1/2030	4,865,000	5,250,953
				25,943,910
Maine — .2%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	3,000,000	3,104,497
Maryland — 1.3%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	2,350,000	2,360,205
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	10,175,000	9,969,678
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	1,500,000	1,503,396
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.50	7/1/2055	1,500,000	1,558,761

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Maryland — 1.3% (continued)
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	4,000,000	4,027,158
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	3,100,000	2,808,118
				22,227,316
Massachusetts — 4.5%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000	999,944
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000	1,020,895
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000	2,067,310
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000	1,476,491
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	6,750,000	7,011,444
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. A(b)	5.00	7/1/2046	1,850,000	1,814,778
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. A(b)	5.13	7/1/2051	2,650,000	2,525,048
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	13,515,000	14,073,893
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Dana-Farber Cancer Institute) Ser. Q	5.50	12/1/2051	6,725,000	7,072,122
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,500,000	1,414,035
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,059,065
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,012,194
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. FF	4.00	10/1/2046	1,530,000	1,412,149
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Worcester Polytechnic Institute)	5.00	9/1/2038	2,000,000	2,169,977
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. G	5.25	11/1/2051	5,000,000	5,141,365
Massachusetts Development Finance Agency, Revenue Bonds (Boston College) Ser. BB1	4.00	10/1/2046	550,000	550,597
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(b)	5.13	11/15/2046	1,500,000	1,508,224
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000	420,447
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000	2,052,515
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000	1,000,188
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000	1,500,706
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000	800,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp.)	5.25	1/1/2050	1,000,000	926,388
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,001,314
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	755,293

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Massachusetts — 4.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	450,633
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	2,900,000	2,446,147
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,010,761
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,000,715
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,526,159
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	3.05	12/1/2037	700,000	700,000
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	872,918
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,028,531
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,188,690
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000	1,249,665
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2041	3,000,000	3,194,478
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,501,220
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	1,710,000	1,609,064
				79,565,363
Michigan — 3.0%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,800,000	2,841,861
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2041	2,250,000	2,328,121
Great Lakes Water Authority, Revenue Bonds (Sustainable Bond) Ser. C	5.25	7/1/2053	1,250,000	1,282,014
Great Lakes Water Authority, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000	2,317,428
Great Lakes Water Authority, Revenue Bonds, Ser. D	5.50	7/1/2050	5,125,000	5,393,179
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	2,500,000	2,791,178
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,641,827
Michigan Finance Authority, Revenue Bonds (McLaren Health Care)	4.00	2/15/2050	4,970,000	4,287,173
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	5,550,000	4,740,985
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	1,475,000	1,333,112
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont- Spectrum)	5.00	4/15/2038	7,135,000	7,460,009
Michigan Hospital Finance Authority, Revenue Bonds, Refunding (Henry Ford Health) Ser. A1	5.00	11/15/2037	2,000,000	2,165,137
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	2,750,000	2,751,197
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,242,606
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,134,769
Wayne County Airport Authority, Revenue Bonds, Ser. A	5.50	12/1/2050	2,500,000	2,639,080
				52,349,676
Minnesota — .4%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	660,000	636,546
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	5,500,000	5,563,999
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	1,240,000	1,236,968
				7,437,513

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Mississippi — .1%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	1,165,000	1,169,489
Missouri — .2%
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	5.41	12/1/2053	3,000,000	2,731,024
Montana — .1%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	2,300,000	2,357,452
Nebraska — .2%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,116,389
Nevada — 1.0%
Clark County, GO, Ser. A	5.00	6/1/2043	2,500,000	2,540,111
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,687,620
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	1,340,000	1,312,790
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,238,933
Nevada Highway Improvement, Revenue Bonds, Ser. D	3.00	12/1/2043	3,625,000	3,000,343
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	1,250,000	1,053,788
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C(b),(e)	0.00	7/1/2058	11,500,000	1,829,082
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) (Insured; Assured Guaranty Corp.)	4.13	6/1/2058	1,250,000	1,083,164
				17,745,831
New Hampshire — 1.2%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	1,800,000	1,799,402
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(e)	0.00	12/15/2033	4,250,000	2,736,762
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	6/1/2051	1,000,000	1,018,022
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,550,000	1,612,246
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	6,145,238	6,038,463
New Hampshire Business Finance Authority, Revenue Bonds, Ser. A1	4.25	7/20/2041	4,988,546	4,676,360
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.50	6/1/2053	1,550,000	1,444,624
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	698,053
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	836,007
				20,859,939
New Jersey — 2.2%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	3,405,000	3,530,478
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	4,610,000	4,615,910
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	6,855,000	6,291,780
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,095,161
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,281,513

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
New Jersey — 2.2% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,286,976
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	4,500,000	4,633,181
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	3,750,000	3,932,419
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	5,096,640
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	5,082,207
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,710,000	1,713,205
				39,559,470
New York — 7.9%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	1,500,000	1,560,227
Build New York City Resource Corp., Revenue Bonds (Equality Charter School Project) Ser. A	6.00	6/15/2056	2,000,000	1,972,836
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A	4.75	6/15/2040	2,080,000	2,000,211
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A(b)	6.50	12/15/2045	5,835,000	5,859,143
Build New York City Resource Corp., Revenue Bonds (The Nightingale- Bamford School Project)	5.00	7/1/2040	750,000	789,262
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	5.38	10/15/2061	1,400,000	1,297,052
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	7.00	12/15/2055	5,110,000	5,156,948
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	8,750,000	8,993,094
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,160,000	1,119,505
Empire State Development Corp., Revenue Bonds, Refunding (Personal Income Tax)	4.00	3/15/2042	1,800,000	1,671,124
New York City, GO, Ser. D1	4.00	3/1/2041	1,270,000	1,181,753
New York City, GO, Ser. D1	4.00	3/1/2050	6,410,000	5,510,087
New York City, GO, Ser. F1	4.00	3/1/2047	585,000	517,242
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	1/1/2032	1,000,000	1,025,795
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	840,000	775,305
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	6,780,000	6,794,837
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Corp.) Ser. B(e)	0.00	11/15/2052	6,400,000	1,638,088
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	5,925,000	6,054,134
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	760,000	778,984
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(f)	5.00	10/1/2028	10,000	10,472
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(f)	4.00	3/15/2032	5,000	5,247
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2045	6,335,000	5,915,738
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000	3,383,314
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	7,035,000	6,871,856
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	2,810,000	2,861,938

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
New York — 7.9% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	15,500,000	16,371,509
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	5,000,000	5,263,600
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2036	2,455,000	2,577,739
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	4,000,000	4,091,185
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	5.00	12/1/2035	1,750,000	1,846,536
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.06	11/15/2047	2,000,000	1,742,881
Tender Option Bond Trust Receipts (Series 2024-XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	9.45	6/30/2060	1,360,000	1,371,437
Tender Option Bond Trust Receipts (Series 2024-XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	9.45	12/31/2054	1,400,000	1,411,528
Tender Option Bond Trust Receipts (Series 2025-XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	9.74	9/1/2050	1,400,000	1,450,585
Tender Option Bond Trust Receipts (Series 2026-XM1355), (New York Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	5.17	11/15/2061	1,500,000	1,275,210
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	3,420,000	2,911,519
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,086,411
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	7,176,381
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	8,500,000	8,616,711
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,134,103
				140,071,527
North Carolina — 1.2%
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	7/1/2029	1,160,000	1,218,993
Nash Health Care Systems, Revenue Bonds	5.75	2/1/2050	4,350,000	4,581,239
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	1/1/2034	2,510,000	2,469,595
North Carolina Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.60	1/1/2035	2,040,000	1,981,708
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	2,400,000	2,377,344
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2049	2,000,000	2,026,952
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project)	3.45	11/1/2030	2,865,000	2,820,216
North Carolina Medical Care Commission, Revenue Bonds, Ser. B2	3.63	10/1/2030	1,250,000	1,251,308

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
North Carolina — 1.2% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.38	10/1/2045	810,000	826,763
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	1/1/2039	2,000,000	2,006,968
				21,561,086
North Dakota — .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C	5.00	7/1/2042	1,500,000	1,563,459
University of North Dakota, COP (Insured; Assured Guaranty Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,143,485
				3,706,944
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	16,000,000	13,724,534
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	941,228
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	4,500,000	4,500,892
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	1,000,000	1,009,216
Kettering School District, GO, Refunding, Ser. B(g)	5.00	10/1/2046	750,000	768,067
Miami University, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2039	5,000,000	5,425,626
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,073,908
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,347,271
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC)	3.75	9/1/2050	2,465,000	2,469,292
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	550,000	499,985
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.97	6/1/2049	2,800,000	2,858,801
University of Cincinnati, Revenue Bonds, Ser. A	5.25	6/1/2049	2,500,000	2,595,767
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2049	1,900,000	1,850,331
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	315,000	301,472
				39,366,390
Oklahoma — 1.4%
Oklahoma Capitol Improvement Authority, Revenue Bonds (Oklahoma Department of Transportation Project) Ser. A	5.25	7/1/2055	10,480,000	10,901,203
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	3,000,000	3,010,846
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	6,565,000	5,950,709
Tender Option Bond Trust Receipts (Series 2026-XM1369), (Oklahoma City Water Utilities Trust System, Revenue Bonds, Refunding), Non-Recourse, Underlying Coupon Rate 5.25%(b),(c),(d)	9.89	7/1/2059	3,200,000	3,313,726
The University of Oklahoma, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.13	7/1/2054	1,280,000	1,139,949
Tulsa Municipal Airport Trust, Revenue Bonds, Refunding	6.25	12/1/2040	1,250,000	1,355,059
				25,671,492
Oregon — 1.2%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2048	4,510,000	4,700,277
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	11,750,000	12,139,059
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000	4,614,763
				21,454,099

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Pennsylvania — 8.1%
Allegheny County Higher Education Building Authority, Revenue Bonds (Duquesne University)	5.00	3/1/2045	9,520,000	9,833,375
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	1,983,484
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	500,000	509,603
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,255,000	1,312,266
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000	1,651,786
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	7,300,000	6,241,812
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2032	1,845,000	1,962,661
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,028,804
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,594,243
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	340,000	340,116
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000	600,040
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,000,000	1,050,937
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,501,233
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	989,109
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	4,740,000	4,742,106
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000	782,159
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	4,250,000	4,010,979
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,000,335
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	9,200,000	9,218,774
Pennsylvania, GO	4.00	3/1/2037	1,525,000	1,525,521
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	1,000,000	1,043,621
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000	1,759,678
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000	1,000,061
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	252,049
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,314,445
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,000,293
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	862,680
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	21,855,000	22,186,317
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	6,500,000	6,795,543
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,024,410

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Pennsylvania — 8.1% (continued)
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,400,000	1,305,170
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	4.00	11/1/2045	1,000,000	877,569
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing-University Square Apartments Project)(f)	5.00	12/1/2026	1,130,000	1,135,702
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2043	6,835,000	7,126,835
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2044	5,925,000	6,153,991
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. A	4.00	8/1/2045	2,500,000	2,335,457
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	3,000,000	3,100,599
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,092,594
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.50	9/1/2048	4,195,000	4,109,967
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,318,681
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,533,851
Tender Option Bond Trust Receipts (Series 2023-XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	3.94	5/15/2053	1,700,000	1,445,486
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(c),(d)	10.48	9/1/2053	2,400,000	2,508,713
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000	985,108
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2043	2,405,000	2,525,880
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	5,000	5,000
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(f)	5.00	9/1/2026	10,000	10,000
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,500,000
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000	995,000
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000	996,534
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,020,339
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	6,280,000	6,372,496
				143,573,412
Rhode Island — .8%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2050	2,250,000	2,253,252
Rhode Island Health and Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	2,500,000	2,533,591
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2065	6,250,000	6,139,589
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 4.25%(b),(c),(d)	5.36	10/1/2053	4,000,000	3,700,661
				14,627,093

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
South Carolina — 2.5%
Medical University Hospital Authority, Revenue Bonds (Nexton Project) (Insured; Federal Housing Administration)	5.50	11/15/2050	2,000,000	2,067,154
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000	3,183,302
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Rolling Green Village Project) Ser. B3	4.00	12/1/2030	2,350,000	2,353,867
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Gray Collegiate Academy Project)(b)	5.75	7/1/2046	1,000,000	970,707
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,005,279
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,618,264
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.00	12/1/2055	4,000,000	4,011,467
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	11,350,000	9,556,212
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	6,000,000	6,138,101
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	2,789,935
Tender Option Bond Trust Receipts (Series 2024-XM1175), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	7.23	12/1/2054	4,800,000	4,846,104
Tobacco Settlement Revenue Management Authority, Revenue Bonds, Ser. B	6.38	5/15/2030	3,750,000	4,120,542
				44,660,934
South Dakota — .2%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	1,225,000	1,226,729
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(c),(d)	8.98	7/1/2046	2,000,000	1,999,221
				3,225,950
Tennessee — 1.3%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Insured; Build America Mutual) Ser. A1	5.50	7/1/2059	1,750,000	1,791,719
Knox County Health Educational & Housing Facility Board, Revenue Bonds, Refunding (East Tennessee Children’s Hospital)	4.00	11/15/2048	4,215,000	3,550,146
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.13	7/1/2054	2,000,000	2,012,318
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,002,700
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	996,562
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	7,000,000	7,043,392
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	5,000,000	5,047,992
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	880,000	879,360
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,537,546
				23,861,735
Texas — 8.0%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,055,020
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	5,000,000	5,202,169

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Texas — 8.0% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2051	1,100,000	877,575
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	4.00	8/15/2050	2,500,000	2,154,056
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.25	12/1/2034	915,000	910,649
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Idea Public Schools)(Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2041	2,555,000	2,666,337
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	900,000	789,522
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	6,450,000	6,597,320
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,231,098
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,450,000	2,999,745
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,016,108
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	3,470,000	3,616,043
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	5,500,000	5,565,543
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	2,815,000	2,940,951
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,342,608
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A(e)	0.00	11/15/2052	4,000,000	972,860
Houston, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.25	9/1/2051	2,800,000	2,899,822
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	5,000,000	5,269,395
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	160,000	147,749
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.25	7/1/2053	3,010,000	3,057,727
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.25	7/15/2033	4,000,000	4,213,087
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2035	1,260,000	1,335,785
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2047	1,560,000	1,351,526
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,080,624
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	5,540,000	4,703,247
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	1,850,000	1,853,208
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	3,000,000	2,535,625
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	680,000	683,195
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	8,500,000	7,330,383
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a)	5.00	6/1/2030	1,500,000	1,541,593
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a),(b)	5.00	6/1/2030	1,350,000	1,385,197
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.75	8/1/2036	4,500,000	4,530,367

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Texas — 8.0% (continued)
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.25	1/1/2036	2,510,000	2,686,851
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminister Project)	4.00	11/1/2055	1,650,000	1,337,309
North East Texas Regional Mobility Authority, Revenue Bonds, Refunding, Ser. A	5.25	1/1/2046	1,000,000	1,036,362
Plano Independent School District, GO	5.00	2/15/2043	2,990,000	3,119,724
San Antonio, Revenue Bonds, Refunding	5.25	7/1/2045	2,000,000	2,080,817
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F(a)	5.00	11/15/2030	2,000,000	2,122,647
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	2,500,000	2,595,369
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-Recourse, Underlying Coupon Rate 4.00%(b),(c),(d)	4.86	2/15/2053	3,000,000	2,622,059
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; GNMA) Ser. A	3.50	3/1/2051	1,120,000	1,116,718
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	17,285,000	18,441,543
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2055	1,000,000	1,040,362
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,680,371
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.00	8/15/2049	1,385,000	1,240,035
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	450,000	412,485
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,432,878
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,290,338
				141,112,002
U.S. Related — .7%
Children’s Trust Fund, Revenue Bonds, Refunding, Ser. A(e)	0.00	5/15/2050	17,000,000	3,420,080
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	2,000,000	1,776,954
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,954,781	7,307,555
				12,504,589
Utah — 1.9%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.00	3/1/2041	1,000,000	992,808
Downtown Revitalization Public Infrastructure District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	5.50	6/1/2055	2,000,000	2,095,245
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	10,580,000	10,597,871
Mida Cormont Public Infrastructure District, GO, Ser. A1(b)	6.25	6/1/2055	1,225,000	1,274,923
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(b)	5.25	6/1/2045	875,000	879,817
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,034,141
Resort Core Public Infrastructure District No. 1, GO, Ser. A2(h)	5.88	3/1/2046	5,000,000	3,912,248
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,537,791
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,366,052
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	1,500,000	1,478,975

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Utah — 1.9% (continued)
Utah Municipal Power Agency, Revenue Bonds, Refunding (Utah City West Assessment Area No. 1) Ser. A	5.00	7/1/2038	3,500,000	3,808,152
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,504,021
				33,482,044
Virginia — .6%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	105,000	107,396
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,245,375
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	4,015,000	4,033,926
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,500,000	1,304,876
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	160,000	142,908
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.00	7/1/2048	2,220,000	2,023,870
				10,858,351
Washington — 1.8%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	2,864,969
King County Public Hospital District No. 2, GO (EvergreenHealth)	5.50	12/1/2054	4,500,000	4,681,806
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	3,000,000	3,133,211
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	10,000,000	10,462,618
Tender Option Bond Trust Receipts (Series 2026-XM1368), (Washington Housing Finance Commission, Revenue Bonds, Refunding (Single Family Program) Ser. 1N) Non-Recourse, Underlying Coupon Rate 4.80%(b),(c),(d)	8.27	12/1/2051	1,860,000	1,817,577
Washington, GO, Refunding, Ser. R-2022	4.00	7/1/2036	3,500,000	3,559,966
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	3,400,000	2,709,796
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	2,000,000	2,006,345
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	500,000	524,555
				31,760,843
West Virginia — .6%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	11,000,000	11,473,521
Wisconsin — 4.5%
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,000,000	1,025,539
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,000,000	1,027,743
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	6/30/2060	3,500,000	3,831,217
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(e)	0.00	12/15/2042	23,500,000	7,433,071
Public Finance Authority, Revenue Bonds (Insured; Build America Mutual) (Lindenwood Education System) Ser. A	5.00	7/1/2045	1,000,000	1,012,834
Public Finance Authority, Revenue Bonds (Pinecrest Academy Springs Campus Project) Ser. A(b)	4.00	7/15/2033	3,000,000	2,961,896
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	10,396,826	10,600,448
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,705,000	1,709,263

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 101.5% (continued)
Wisconsin — 4.5% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	8,850,000	8,664,850
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2035	1,275,000	1,309,553
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	5,000,000	5,090,237
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.50	6/15/2055	2,000,000	1,920,173
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)(b)	5.00	6/15/2036	1,000,000	995,739
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. A2(a)	3.70	10/1/2030	8,900,000	9,027,627
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	5,645,000	5,746,871
Sheboygan Area School District, GO	3.00	3/1/2042	3,725,000	3,018,856
Sheboygan Area School District, GO	3.00	3/1/2043	2,835,000	2,279,119
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2040	1,820,000	1,515,269
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2041	1,250,000	1,015,573
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,450,000	1,285,084
University of Wisconsin, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,750,000	1,757,278
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,755,000	1,562,253
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,032,322
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hospital Sisters Credit Group) Ser. A	5.50	8/15/2048	1,500,000	1,571,822
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	3,690,000	3,193,115
				80,587,752
Total Long-Term Municipal Investments (cost $1,855,380,705)				1,797,876,258
Total Investments (cost $1,865,905,863)			102.0%	1,807,172,508
Liabilities, Less Cash and Receivables			(2.0%)	(35,004,357)
Net Assets			100.0%	1,772,168,151

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $204,812,866 or 11.6% of net assets.

(c)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

SCHEDULE OF INVESTMENTS (continued)
(g)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2026.
(h)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short
Ultra 10 Year U.S. Treasury Note	309	12/21/2026	33,868,751	33,811,361	57,390
Ultra U.S. Treasury Bond	435	12/21/2026	47,649,817	47,863,593	(213,776)
Gross Unrealized Appreciation					57,390
Gross Unrealized Depreciation					(213,776)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	1,865,905,863	1,807,172,508
Cash collateral held by broker—Note 4		3,988,039
Interest receivable		21,582,733
Receivable for shares of Common Stock subscribed		501,288
Receivable for futures variation margin—Note 4		414,045
Prepaid expenses		67,581
		1,833,726,194
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		704,429
Cash overdraft due to Custodian		752,744
Payable for inverse floater notes issued—Note 4		46,155,000
Payable for investment securities purchased		9,338,972
Payable for shares of Common Stock redeemed		4,033,244
Interest and expense payable related to inverse floater notes issued—Note 4		357,025
Directors’ fees and expenses payable		33,200
Other accrued expenses		183,429
		61,558,043
Net Assets ($)		1,772,168,151
Composition of Net Assets ($):
Paid-in capital		1,936,750,368
Total distributable earnings (loss)		(164,582,217)
Net Assets ($)		1,772,168,151

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	401,689,322	2,385,773	358,605,967	95,583,089	913,904,000
Shares Outstanding	30,552,866	181,477	27,268,700	7,269,077	69,447,974
Net Asset Value Per Share ($)	13.15	13.15	13.15	13.15	13.16
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Interest Income	74,373,017
Expenses:
Management fee—Note 3(a)	6,359,049
Shareholder servicing costs—Note 3(c)	2,652,826
Interest and expense related to inverse floater notes issued—Note 4	1,387,239
Directors’ fees and expenses—Note 3(d)	222,216
Professional fees	133,413
Prospectus and shareholders’ reports	111,619
Registration fees	103,561
Loan commitment fees—Note 2	40,220
Chief Compliance Officer fees—Note 3(c)	29,500
Custodian fees—Note 3(c)	22,760
Shareholder and regulatory reports service fees—Note 3(c)	21,750
Distribution plan fees—Note 3(b)	21,182
Miscellaneous	67,880
Total Expenses	11,173,215
Less—reduction in expenses due to undertaking—Note 3(a)	(1,634)
Less—reduction in fees due to earnings credits—Note 3(c)	(17,481)
Net Expenses	11,154,100
Net Investment Income	63,218,917
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(7,375,077)
Net realized gain (loss) on futures	190,954
Net Realized Gain (Loss)	(7,184,123)
Net change in unrealized appreciation (depreciation) on investments	45,208,189
Net change in unrealized appreciation (depreciation) on futures	(107,175)
Net Change in Unrealized Appreciation (Depreciation)	45,101,014
Net Realized and Unrealized Gain (Loss) on Investments	37,916,891
Net Increase in Net Assets Resulting from Operations	101,135,808
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment income	63,218,917	59,996,394
Net realized gain (loss) on investments	(7,184,123)	(21,511,215)
Net change in unrealized appreciation (depreciation) on investments	45,101,014	(60,684,418)
Net Increase (Decrease) in Net Assets Resulting from Operations	101,135,808	(22,199,239)
Distributions ($):
Distributions to shareholders:
Class A	(14,048,121)	(12,662,818)
Class C	(71,777)	(84,672)
Class I	(11,993,687)	(10,793,335)
Class Y	(3,477,924)	(3,426,742)
Class Z	(33,423,683)	(32,716,395)
Total Distributions	(63,015,192)	(59,683,962)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	25,352,447	24,215,456
Class C	296,123	572,960
Class I	124,311,386	121,331,242
Class Y	13,851,968	17,580,143
Class Z	8,430,060	8,836,874
Net assets received in connection with reorganization(a)	-	144,896,891
Distributions reinvested:
Class A	12,215,962	10,870,378
Class C	63,815	71,507
Class I	10,705,416	9,627,857
Class Y	3,466,984	3,416,637
Class Z	26,736,337	26,073,012
Cost of shares redeemed:
Class A	(71,178,055)	(163,614,499)
Class C	(1,176,183)	(1,772,357)
Class I	(86,982,077)	(152,276,090)
Class Y	(17,994,591)	(32,690,902)
Class Z	(103,736,088)	(123,799,240)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(55,636,496)	(106,660,131)
Total Increase (Decrease) in Net Assets	(17,515,880)	(188,543,332)
Net Assets ($):
Beginning of Period	1,789,684,031	1,978,227,363
End of Period	1,772,168,151	1,789,684,031

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026	2025
Capital Share Transactions (Shares):
Class A(b),(c)
Shares sold	1,900,663	1,828,283
Shares issued in connection with reorganization(a)	-	11,222,850
Shares issued for distributions reinvested	916,255	826,016
Shares redeemed	(5,338,655)	(12,567,182)
Net Increase (Decrease) in Shares Outstanding	(2,521,737)	1,309,967
Class C(b)
Shares sold	22,309	42,962
Shares issued for distributions reinvested	4,786	5,428
Shares redeemed	(88,347)	(134,205)
Net Increase (Decrease) in Shares Outstanding	(61,252)	(85,815)
Class I(c)
Shares sold	9,319,888	9,205,080
Shares issued for distributions reinvested	802,932	730,591
Shares redeemed	(6,529,304)	(11,622,851)
Net Increase (Decrease) in Shares Outstanding	3,593,516	(1,687,180)
Class Y
Shares sold	1,038,615	1,330,733
Shares issued for distributions reinvested	260,006	259,254
Shares redeemed	(1,351,941)	(2,484,202)
Net Increase (Decrease) in Shares Outstanding	(53,320)	(894,215)
Class Z(c)
Shares sold	631,095	669,206
Shares issued for distributions reinvested	2,003,465	1,977,758
Shares redeemed	(7,786,398)	(9,376,851)
Net Increase (Decrease) in Shares Outstanding	(5,151,838)	(6,729,887)

(a)
As of the close of business on June 20, 2025, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the
“Board”), all of the assets, subject to the liabilities, of BNY Mellon Municipal Income, Inc. were transferred to the fund in a tax free exchange at cost basis for Class A shares of Common Stock of equal value.

(b)	During the period ended August 31, 2025, 5,041 Class C shares representing $67,340 were automatically converted to 5,041 Class A shares.
(c)
During the period ended August 31, 2026, 4,454 Class A shares representing $59,764 were exchanged for 4,467 Class I shares. During the period ended
August 31, 2025, 3,692 Class A shares representing $49,804 were exchanged for 3,692 Class I shares and 23,428 Class A shares representing $304,845 were exchanged for 23,432 Class Z shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	12.99	13.14	14.82
Investment Operations:
Net investment income(a)	.44	.40	.37	.33	.28
Net realized and unrealized gain (loss) on investments	.27	(.57 )	.46	(.15 )	(1.65)
Total from Investment Operations	.71	(.17 )	.83	.18	(1.37)
Distributions:
Dividends from net investment income	(.44 )	(.40 )	(.37 )	(.33 )	(.28 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )
Total Distributions	(.44 )	(.40 )	(.37 )	(.33 )	(.31 )
Net asset value, end of period	13.15	12.88	13.45	12.99	13.14
Total Return (%)(b)	5.52	(1.29)	6.40	1.49	(9.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77	.69	.68	.78	.93
Ratio of net expenses to average net assets(c)	.77	.69	.67	.70 (d)	.70 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08	.01	-	-	-
Ratio of net investment income to average net assets(c)	3.32	3.05	2.82	2.56 (d)	1.98 (d)
Portfolio Turnover Rate	27.32	19.60	16.51	17.22	14.94
Net Assets, end of period ($ x 1,000)	401,689	425,878	427,187	443,675	323,799

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	13.00	13.15	14.82
Investment Operations:
Net investment income(a)	.34	.30	.27	.23	.17
Net realized and unrealized gain (loss) on investments	.27	(.57 )	.45	(.15 )	(1.64)
Total from Investment Operations	.61	(.27 )	.72	.08	(1.47)
Distributions:
Dividends from net investment income	(.34 )	(.30 )	(.27 )	(.23 )	(.17 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )
Total Distributions	(.34 )	(.30 )	(.27 )	(.23 )	(.20 )
Net asset value, end of period	13.15	12.88	13.45	13.00	13.15
Total Return (%)(b)	4.72	(2.06)	5.57	.64	(10.00)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59	1.50	1.48	1.56	1.70
Ratio of net expenses to average net assets(c),(d)	1.53	1.46	1.44	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	.08	.01	-	-	-
Ratio of net investment income to average net assets(c),(d)	2.55	2.26	2.03	1.79	1.22
Portfolio Turnover Rate	27.32	19.60	16.51	17.22	14.94
Net Assets, end of period ($ x 1,000)	2,386	3,125	4,419	6,104	7,643

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended August 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	13.00	13.15	14.82
Investment Operations:
Net investment income(a)	.48	.44	.40	.36	.31
Net realized and unrealized gain (loss) on investments	.27	(.58 )	.45	(.15 )	(1.64)
Total from Investment Operations	.75	(.14 )	.85	.21	(1.33)
Distributions:
Dividends from net investment income	(.48 )	(.43 )	(.40 )	(.36 )	(.31 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )
Total Distributions	(.48 )	(.43 )	(.40 )	(.36 )	(.34 )
Net asset value, end of period	13.15	12.88	13.45	13.00	13.15
Total Return (%)	5.80	(1.05)	6.66	1.66	(9.09)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51	.44	.43	.53	.68
Ratio of net expenses to average net assets(b)	.51	.43	.42	.45 (c)	.45 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08	.01	-	-	-
Ratio of net investment income to average net assets(b)	3.59	3.30	3.06	2.79 (c)	2.20 (c)
Portfolio Turnover Rate	27.32	19.60	16.51	17.22	14.94
Net Assets, end of period ($ x 1,000)	358,606	304,929	341,205	453,066	501,481

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.88	13.45	12.99	13.15	14.82
Investment Operations:
Net investment income(a)	.48	.44	.41	.37	.31
Net realized and unrealized gain (loss) on investments	.27	(.57 )	.46	(.16 )	(1.64)
Total from Investment Operations	.75	(.13 )	.87	.21	(1.33)
Distributions:
Dividends from net investment income	(.48 )	(.44 )	(.41 )	(.37 )	(.31 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )
Total Distributions	(.48 )	(.44 )	(.41 )	(.37 )	(.34 )
Net asset value, end of period	13.15	12.88	13.45	12.99	13.15
Total Return (%)	5.83	(1.01)	6.69	1.68	(9.08)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.41	.41	.51	.65
Ratio of net expenses to average net assets(b)	.47	.40	.41	.45 (c)	.45 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08	.01	-	-	-
Ratio of net investment income to average net assets(b)	3.62	3.33	3.08	2.78 (c)	2.24 (c)
Portfolio Turnover Rate	27.32	19.60	16.51	17.22	14.94
Net Assets, end of period ($ x 1,000)	95,583	94,299	110,528	10	21

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended August 31,
Class Z Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	12.89	13.46	13.00	13.15	14.83
Investment Operations:
Net investment income(a)	.47	.42	.40	.36	.31
Net realized and unrealized gain (loss) on investments	.26	(.57 )	.45	(.15 )	(1.65)
Total from Investment Operations	.73	(.15 )	.85	.21	(1.34)
Distributions:
Dividends from net investment income	(.46 )	(.42 )	(.39 )	(.36 )	(.31 )
Dividends from net realized gain on investments	-	-	-	-	(.03 )
Total Distributions	(.46 )	(.42 )	(.39 )	(.36 )	(.34 )
Net asset value, end of period	13.16	12.89	13.46	13.00	13.15
Total Return (%)	5.70	(1.14)	6.65	1.65	(9.18)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	.54	.49	.53	.70
Ratio of net expenses to average net assets(b)	.59	.53	.49	.46 (c)	.49 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.08	.01	-	-	-
Ratio of net investment income to average net assets(b)	3.50	3.20	3.00	2.80 (c)	2.20 (c)
Portfolio Turnover Rate	27.32	19.60	16.51	17.22	14.94
Net Assets, end of period ($ x 1,000)	913,904	961,452	1,094,889	246,595	125,318

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear shareholder services plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	9,296,250	—	9,296,250
Municipal Securities	—	1,797,876,258	—	1,797,876,258
	—	1,807,172,508	—	1,807,172,508

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Futures††	57,390	—	—	57,390
	57,390	—	—	57,390
Liabilities ($)
Other Financial Instruments:
Futures††	(213,776)	—	—	(213,776)
Inverse Floater Notes†††	—	(46,155,000)	—	(46,155,000)
	(213,776)	(46,155,000)	—	(46,368,776)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general

NOTES TO FINANCIAL STATEMENTS (continued)
conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,101,070, accumulated capital losses $107,737,654 and unrealized depreciation $57,945,633.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $25,213,109 of short-term capital losses and $82,524,545 of long-term capital losses which can be carried forward for an unlimited period.
As a result of the fund’s merger with BNY Mellon Municipal Income, Inc., BNY Mellon Municipal Bond Fund, Inc., BNY Mellon Connecticut Fund, BNY Mellon Massachusetts Fund and BNY Mellon Pennsylvania Fund, capital losses of $49,507,480, included in the total above, are available to offset future realized gains, if any. Based on certain provisions in the Code, the amounts of losses which can be utilized in subsequent years are subject to an annual limitation.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: tax-exempt income $62,966,748 and $59,683,962, and ordinary income $48,444 and $0, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,634 during the period ended August 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.
During the period ended August 31, 2026, the Distributor retained $1,564 from commissions earned on sales of the fund’s Class A shares, $128 and $1,749 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended August 31, 2026, Class C shares were charged $21,182 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, Class A and Class C shares were charged $1,060,586 and $7,061, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2026, Class Z shares were charged $866,510 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2026, the fund was charged $252,313 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $22,760 pursuant to the custody agreement. These fees were partially offset by earnings credits of $17,481.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2026, the fund was charged $20,773 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended August 31, 2026, the fund was charged $29,500 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $21,750 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $530,690, Distribution Plan fees of $1,544, Shareholder Services Plan fees of $86,716, Custodian fees of $11,679, Chief Compliance Officer fees of $3,704, Transfer Agent fees of $61,819, checkwriting fees of $1,725 and shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $115.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended August 31, 2026, amounted to $490,957,092 and $523,652,419, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2026, was approximately $46,280,342, with a related weighted average annualized interest rate of 3.00%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.

NOTES TO FINANCIAL STATEMENTS (continued)
Broker Deposits: The amount included in Cash collateral held by broker in the Statement of Assets and Liabilities represents cash balances that are held by one or more brokers, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at August 31, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of August 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	57,390 (1)	Interest Rate Risk	(213,776)(1)
Gross fair value of derivative contracts	57,390		(213,776)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	190,954	190,954
Total	190,954	190,954

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	(107,175)	(107,175)
Total	(107,175)	(107,175)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	35,636,509
At August 31, 2026, the cost of investments for federal income tax purposes was $1,818,963,141; accordingly, accumulated net unrealized depreciation on investments was $57,945,633, consisting of $8,916,142 gross unrealized appreciation and $66,861,775 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon AMT-Free Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2026

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $48,444 that is being designated as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $251,716.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0319NCSRAR0826

BNY Mellon High Yield Municipal Bond Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
August 31, 2026

Class	Ticker
A	DHYAX
C	DHYCX
I	DYBIX
Y	DHYYX
Z	DHMBX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Municipal Bond Fund
SCHEDULE OF INVESTMENTS
August 31, 2026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — 1.4%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	770,112	764,478
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates), Ser. 2021-1, Cl. A	3.50	12/20/2035	1,812,818	1,725,688
Total Collateralized Municipal-Backed Securities (cost $2,861,439)				2,490,166
Long-Term Municipal Investments — 103.0%
Alabama — 7.0%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,750,000	1,795,234
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,006,490
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. J	5.00	11/1/2036	1,500,000	1,551,274
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. K	5.00	10/1/2033	2,000,000	2,074,881
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C1	5.00	11/1/2033	2,500,000	2,615,087
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,177,839
				12,220,805
Alaska — 1.2%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000	2,099,388
Arizona — 6.3%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,000,000	880,840
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A(b)	4.00	7/15/2050	1,600,000	1,287,862
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,476,199
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	2,725,000	2,725
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	1,000
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,000,000	1,000,192
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,250,000	2,284,024
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	700,000	632,321
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2054	1,000,000	883,041
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	814,351
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000	1,682,523
				10,945,078
Arkansas — 1.4%
Arkansas Development Finance Authority, Revenue Bonds, Refunding (Academies Of Math & Science Projects) Ser. A(b)	5.00	7/1/2036	1,000,000	1,005,888
Osceola, Revenue Bonds (Plum Point Energy Associates, LLC Project)	4.88	4/1/2040	1,500,000	1,459,322
				2,465,210
California — 3.6%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,505,000	1,334,561
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.0% (continued)
California — 3.6% (continued)
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Brightline West Passenger Rail) Ser. B(a),(b)	12.00	11/2/2026	1,500,000	952,500
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2040	2,000,000	1,986,790
California Municipal Finance Authority, Revenue Bonds, Ser. 2026-1, Cl. B(b),(d)	9.98	12/20/2043	1,000,000	992,904
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b),(c)	5.00	8/1/2039	140,000	84,000
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,016,242
				6,366,997
Colorado — 6.0%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	350,000	369,589
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Ascent Classical Academy Charter Schools, Inc Project)(Insured; State Aid Intercept) Ser. A(b)	4.75	4/1/2036	1,500,000	1,459,753
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	500,000	500,779
Denver International Business Center Metropolitan District No.1, GO	6.00	12/1/2048	1,000,000	970,010
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,799,715
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,577,183
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	7.96	8/1/2044	2,200,000	2,399,197
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Corp.)	3.25	12/15/2050	375,000	329,804
				10,406,030
Connecticut — 1.7%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	1,500,000	1,503,021
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living Project) Ser. A	6.38	10/1/2045	1,450,000	1,518,623
				3,021,644
District of Columbia — 1.7%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000	1,877,987
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	1,000,000	1,034,298
				2,912,285
Florida — 4.6%
Florida Development Finance Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.00	7/1/2044	1,800,000	1,771,242
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.50	6/15/2040	1,000,000	1,009,934
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	500,000	533,217
Greater Orlando Aviation Authority, Revenue Bonds (United Airlines, Inc. Project)	5.25	11/1/2034	1,500,000	1,583,222
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000	1,873,323
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.0% (continued)
Florida — 4.6% (continued)
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2041	500,000	433,594
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2046	1,000,000	811,699
				8,016,231
Georgia — 1.0%
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.59	1/1/2059	1,850,000	1,815,556
Illinois — 5.1%
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	700,000	702,310
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000	1,343,871
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	750,000	762,737
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	1,981,372
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,004,870
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	503,453
Illinois Finance Authority, Revenue Bonds (Centerpoint Joliet Terminal Railroad Project)(a),(b)	4.80	7/2/2035	1,500,000	1,527,690
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,078,076
				8,904,379
Indiana — .0%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	3,325,000	333
Louisiana — 1.5%
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,480,000	1,517,991
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,000,000	1,082,540
				2,600,531
Massachusetts — 2.4%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,650,000	1,560,547
Massachusetts Development Finance Agency, Revenue Bonds (Pike Student Housing Project) Ser. C(b)	6.13	7/1/2066	300,000	290,584
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	3.05	12/1/2037	2,300,000	2,300,000
				4,151,131
Michigan — 2.0%
Detroit, GO, Ser. C	6.00	5/1/2043	500,000	540,900
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	1,940,000	1,969,004
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(f)	0.00	6/1/2058	56,880,000	934,925
				3,444,829
Minnesota — .5%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	1,000,000	892,219
Missouri — .9%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,000,503
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	620,000	604,711
				1,605,214
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.0% (continued)
Nevada — 1.1%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	430,000	419,084
Reno, Revenue Bonds, Refunding, Ser. D(b),(f)	0.00	7/1/2058	13,000,000	1,543,684
				1,962,768
New Hampshire — 1.9%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	899,701
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	700,000	450,761
New Hampshire Business Finance Authority, Revenue Bonds (The Woodlands Hills)(b)	5.88	12/15/2036	1,000,000	1,000,775
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	900,907
				3,252,144
New Jersey — .8%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2039	825,000	823,396
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.63	1/1/2045	625,000	648,032
				1,471,428
New York — 9.3%
Build New York City Resource Corp., Revenue Bonds (RiverSpring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	1,400,000	1,402,706
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	5.38	10/15/2061	1,500,000	1,389,699
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(b)	7.00	12/15/2055	750,000	756,890
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	1,500,000	1,541,673
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(f)	0.00	11/15/2042	10,815,000	4,791,770
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	1,500,000	1,579,080
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.06	11/15/2047	3,000,000	2,614,322
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) (MTA Bridges And Tunnels) Ser. B4(d)	2.90	1/1/2032	700,000	700,000
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,600,000	1,505,148
				16,281,288
North Carolina — 2.4%
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	500,000	514,459
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000	3,356,963
North Carolina Medical Care Commission, Revenue Bonds, Refunding (The United Methodist Retirement Homes Project)	5.63	10/1/2055	360,000	363,696
				4,235,118
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.0% (continued)
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000	2,944,125
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group) Ser. C	5.25	11/1/2047	1,200,000	1,161,785
				4,105,910
Oklahoma — 1.4%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,505,423
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,001,100
				2,506,523
Oregon — .5%
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	846,523
Pennsylvania — 3.4%
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)(b)	5.13	3/1/2048	640,000	627,267
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000	962,488
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000	1,213,878
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	2,270,000	2,142,335
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadephia)	5.00	11/1/2033	1,000,000	1,000,232
				5,946,200
Rhode Island — 1.1%
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. B	5.63	7/1/2065	600,000	609,142
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000	1,238,444
				1,847,586
South Carolina — .7%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Gray Collegiate Academy Project)(b)	5.00	7/1/2036	1,160,000	1,138,711
South Dakota — 1.4%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	8.98	7/1/2046	2,400,000	2,399,065
Texas — 6.4%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,220,000	1,058,150
Houston Airport System, Revenue Bonds (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2038	2,000,000	2,098,004
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a)	5.00	6/1/2030	1,000,000	1,027,728
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a),(b)	5.00	6/1/2030	500,000	513,036
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.75	8/1/2036	1,000,000	1,006,748
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	4.00	11/1/2049	1,250,000	1,054,724
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.0% (continued)
Texas — 6.4% (continued)
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)(b)	3.00	1/1/2050	1,750,000	1,082,460
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of the Incarnate Word)	4.00	4/1/2051	1,750,000	1,386,664
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	2,000,000	2,043,196
				11,270,710
U.S. Related — 8.0%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	225,000	229,823
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	373,154	272,695
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963	288,955
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638	256,869
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	1,223,696	1,186,950
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141	282,492
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	4,316,303	3,834,935
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783	330,046
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. XX(c)	5.25	7/1/2040	2,000,000	1,482,500
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(f)	0.00	7/1/2033	2,531,000	2,004,707
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	2,000,000	1,940,970
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,000,000	1,957,639
				14,068,581
Utah — 5.0%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.00	3/1/2041	600,000	595,685
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	1,715,000	1,717,897
Mida Mountain Village Public Infrastructure District, Tax Allocation Bonds, Ser. 1(b)	5.50	6/1/2050	725,000	728,017
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,002,875
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	5.88	3/1/2045	1,000,000	1,034,141
Resort Core Public Infrastructure District No. 1, GO, Ser. A1(b)	5.88	3/1/2057	1,000,000	1,005,412
Resort Core Public Infrastructure District No. 1, GO, Ser. B	8.25	3/15/2057	1,000,000	1,014,999
Utah City West Public Infrastructure District No. 1, Special Assessment Bonds(b)	5.00	12/1/2036	1,550,000	1,578,096
				8,677,122
Virginia — .7%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project) Ser. B(b)	5.00	7/1/2045	500,000	379,056
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A(b)	5.00	7/1/2045	1,000,000	758,111
				1,137,167
Washington — 3.0%
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	2,000,000	1,593,998
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,003,172
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 103.0% (continued)
Washington — 3.0% (continued)
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2046	1,680,000	1,602,577
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,120,000	1,021,671
				5,221,418
West Virginia — .6%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,040,000	1,055,859
Wisconsin — 6.1%
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	1,000,000	1,094,634
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	2,500,000	790,752
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,150,091	1,172,616
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,000,000	979,079
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System)	5.00	6/1/2037	950,000	964,113
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,018,048
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods At Marylhurst Obligated Group)(b)	5.25	5/15/2037	625,000	627,011
Public Finance Authority, Revenue Bonds, Refunding (Million Air Two LLC General Aviation Facilities Project) Ser. A(b)	5.00	6/1/2041	1,000,000	975,590
Public Finance Authority, Revenue Bonds, Refunding (Roseman University of Health Sciences)(b)	5.00	4/1/2050	1,750,000	1,598,192
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)(b)	5.00	6/15/2036	500,000	497,869
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services, Inc.)	5.25	6/15/2065	1,000,000	903,892
				10,621,796
Total Long-Term Municipal Investments (cost $198,552,446)				179,913,777
Total Investments (cost $201,413,885)			104.4%	182,403,943
Liabilities, Less Cash and Receivables			(4.4%)	(7,627,090)
Net Assets			100.0%	174,776,853

GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $66,906,151 or 38.3% of net assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31,
2026 was $1,570,558, which represented .9% of net assets.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

9

SCHEDULE OF INVESTMENTS (continued)
(e)
These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security. See Note 4 of the Notes to Financial Statements for details.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
See notes to financial statements.
10

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	201,413,885	182,403,943
Cash		28,141
Interest receivable		2,209,647
Receivable for shares of Common Stock subscribed		129,969
Prepaid expenses		41,168
		184,812,868
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		95,909
Payable for inverse floater notes issued—Note 4		6,340,000
Payable for investment securities purchased		3,112,310
Payable for shares of Common Stock redeemed		371,207
Interest and expense payable related to inverse floater notes issued—Note 4		31,991
Directors’ fees and expenses payable		2,523
Other accrued expenses		82,075
		10,036,015
Net Assets ($)		174,776,853
Composition of Net Assets ($):
Paid-in capital		241,015,775
Total distributable earnings (loss)		(66,238,922)
Net Assets ($)		174,776,853

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	46,701,406	3,642,136	96,739,103	83,153	27,611,055
Shares Outstanding	4,433,835	346,109	9,200,653	7,896	2,625,745
Net Asset Value Per Share ($)	10.53	10.52	10.51	10.53	10.52
See notes to financial statements.
11

STATEMENT OF OPERATIONS
Year Ended August 31, 2026

Investment Income ($):
Interest Income	8,867,247
Expenses:
Management fee—Note 3(a)	795,693
Interest and expense related to inverse floater notes issued—Note 4	220,706
Shareholder servicing costs—Note 3(c)	199,274
Professional fees	139,488
Registration fees	83,977
Distribution/service plans fees—Note 3(b)	66,852
Chief Compliance Officer fees—Note 3(c)	29,500
Directors’ fees and expenses—Note 3(d)	22,655
Shareholder and regulatory reports service fees—Note 3(c)	20,000
Prospectus and shareholders’ reports	18,240
Loan commitment fees—Note 2	3,857
Custodian fees—Note 3(c)	3,485
Miscellaneous	11,302
Total Expenses	1,615,029
Less—reduction in expenses due to undertaking—Note 3(a)	(13,940)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,094)
Net Expenses	1,597,995
Net Investment Income	7,269,252
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,560,661)
Net realized gain (loss) on futures	(28,466)
Net Realized Gain (Loss)	(1,589,127)
Net change in unrealized appreciation (depreciation) on investments	8,071,806
Net change in unrealized appreciation (depreciation) on futures	2,670
Net Change in Unrealized Appreciation (Depreciation)	8,074,476
Net Realized and Unrealized Gain (Loss) on Investments	6,485,349
Net Increase in Net Assets Resulting from Operations	13,754,601
See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2026	2025
Operations ($):
Net investment income	7,269,252	8,671,680
Net realized gain (loss) on investments	(1,589,127)	(8,524,283)
Net change in unrealized appreciation (depreciation) on investments	8,074,476	(9,591,997)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,754,601	(9,444,600)
Distributions ($):
Distributions to shareholders:
Class A	(2,067,157)	(2,730,326)
Class C	(121,971)	(157,065)
Class I	(3,861,908)	(4,477,096)
Class Y	(13,863)	(34,257)
Class Z	(1,214,376)	(1,310,601)
Total Distributions	(7,279,275)	(8,709,345)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,887,316	20,056,672
Class C	516,190	362,286
Class I	36,657,902	37,137,376
Class Y	21,287	15,438
Class Z	278,256	1,295,498
Distributions reinvested:
Class A	1,800,089	2,394,311
Class C	121,608	156,451
Class I	3,830,486	4,419,314
Class Y	12,693	34,070
Class Z	908,190	993,064
Cost of shares redeemed:
Class A	(28,727,790)	(40,782,644)
Class C	(1,245,031)	(1,662,848)
Class I	(36,110,394)	(60,709,138)
Class Y	(627,321)	(373,206)
Class Z	(4,742,263)	(4,672,542)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,418,782)	(41,335,898)
Total Increase (Decrease) in Net Assets	(5,943,456)	(59,489,843)
Net Assets ($):
Beginning of Period	180,720,309	240,210,152
End of Period	174,776,853	180,720,309
13

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended August 31,
	2026	2025
Capital Share Transactions (Shares):
Class A
Shares sold	1,401,244	1,853,573
Shares issued for distributions reinvested	168,885	223,509
Shares redeemed	(2,697,451)	(3,798,146)
Net Increase (Decrease) in Shares Outstanding	(1,127,322)	(1,721,064)
Class C
Shares sold	48,672	33,103
Shares issued for distributions reinvested	11,420	14,634
Shares redeemed	(117,570)	(157,624)
Net Increase (Decrease) in Shares Outstanding	(57,478)	(109,887)
Class I
Shares sold	3,445,595	3,474,646
Shares issued for distributions reinvested	360,051	414,024
Shares redeemed	(3,400,733)	(5,753,134)
Net Increase (Decrease) in Shares Outstanding	404,913	(1,864,464)
Class Y
Shares sold	2,021	1,436
Shares issued for distributions reinvested	1,193	3,178
Shares redeemed	(58,634)	(34,602)
Net Increase (Decrease) in Shares Outstanding	(55,420)	(29,988)
Class Z
Shares sold	26,270	121,460
Shares issued for distributions reinvested	85,361	93,116
Shares redeemed	(447,578)	(435,718)
Net Increase (Decrease) in Shares Outstanding	(335,947)	(221,142)
See notes to financial statements.
14

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended August 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	10.17	11.07	10.49	11.11	13.23
Investment Operations:
Net investment income(a)	.42	.42	.41	.39	.36
Net realized and unrealized gain (loss) on investments	.36	(.91 )	.58	(.62 )	(2.12)
Total from Investment Operations	.78	(.49 )	.99	(.23 )	(1.76)
Distributions:
Dividends from net investment income	(.42 )	(.41 )	(.41 )	(.39 )	(.36 )
Net asset value, end of period	10.53	10.17	11.07	10.49	11.11
Total Return (%)(b)	7.72	(4.50)	9.62	(2.02)	(13.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.09	1.06	1.01	.85
Ratio of net expenses to average net assets	1.05 (c)	1.08 (c)	1.06 (c)	1.01 (c)	.85
Ratio of interest and expense related to floating rate notes issued to average net assets	.12	.22	.21	.18	.04
Ratio of net investment income to average net assets	3.97 (c)	3.87 (c)	3.85 (c)	3.69 (c)	2.94
Portfolio Turnover Rate	42.23	16.77	15.47	17.06	21.25
Net Assets, end of period ($ x 1,000)	46,701	56,572	80,582	83,755	133,316

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
15

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	10.16	11.06	10.48	11.11	13.22
Investment Operations:
Net investment income(a)	.34	.33	.32	.31	.27
Net realized and unrealized gain (loss) on investments	.36	(.90 )	.58	(.63 )	(2.11)
Total from Investment Operations	.70	(.57 )	.90	(.32 )	(1.84)
Distributions:
Dividends from net investment income	(.34 )	(.33 )	(.32 )	(.31 )	(.27 )
Net asset value, end of period	10.52	10.16	11.06	10.48	11.11
Total Return (%)(b)	6.78	(5.16)	8.77	(2.88)	(14.09)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84	1.88	1.85	1.80	1.63
Ratio of net expenses to average net assets	1.81 (c),(d)	1.88 (c)	1.85 (c)	1.79 (c)	1.63
Ratio of interest and expense related to floating rate notes issued to average net assets	.12	.22	.21	.18	.04
Ratio of net investment income to average net assets	3.20 (c),(d)	3.07 (c)	3.06 (c)	2.92 (c)	2.17
Portfolio Turnover Rate	42.23	16.77	15.47	17.06	21.25
Net Assets, end of period ($ x 1,000)	3,642	4,102	5,679	7,511	10,242

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
16

	Year Ended August 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	10.16	11.05	10.47	11.09	13.20
Investment Operations:
Net investment income(a)	.45	.44	.43	.42	.39
Net realized and unrealized gain (loss) on investments	.35	(.89 )	.58	(.62 )	(2.11)
Total from Investment Operations	.80	(.45 )	1.01	(.20 )	(1.72)
Distributions:
Dividends from net investment income	(.45 )	(.44 )	(.43 )	(.42 )	(.39 )
Net asset value, end of period	10.51	10.16	11.05	10.47	11.09
Total Return (%)	7.89	(4.19)	9.89	(1.81)	(13.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.85	.83	.79	.61
Ratio of net expenses to average net assets	.79 (b)	.84 (b)	.82 (b)	.78 (b)	.61
Ratio of interest and expense related to floating rate notes issued to average net assets	.12	.22	.21	.18	.04
Ratio of net investment income to average net assets	4.22 (b)	4.10 (b)	4.08 (b)	3.93 (b)	3.18
Portfolio Turnover Rate	42.23	16.77	15.47	17.06	21.25
Net Assets, end of period ($ x 1,000)	96,739	89,326	117,762	125,017	127,176

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	10.17	11.06	10.48	11.11	13.22
Investment Operations:
Net investment income(a)	.45	.44	.43	.42	.39
Net realized and unrealized gain (loss) on investments	.36	(.89 )	.58	(.63 )	(2.11)
Total from Investment Operations	.81	(.45 )	1.01	(.21 )	(1.72)
Distributions:
Dividends from net investment income	(.45 )	(.44 )	(.43 )	(.42 )	(.39 )
Net asset value, end of period	10.53	10.17	11.06	10.48	11.11
Total Return (%)	7.97	(4.18)	9.90	(1.86)	(13.20)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83	.84	.81	.75	.57
Ratio of net expenses to average net assets	.79 (b),(c)	.84 (b)	.80 (b)	.75 (b)	.57
Ratio of interest and expense related to floating rate notes issued to average net assets	.12	.22	.21	.18	.04
Ratio of net investment income to average net assets	4.22 (b),(c)	4.11 (b)	4.14 (b)	3.96 (b)	3.20
Portfolio Turnover Rate	42.23	16.77	15.47	17.06	21.25
Net Assets, end of period ($ x 1,000)	83	644	1,032	1,664	2,212

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
18

	Year Ended August 31,
Class Z Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	10.15	11.05	10.47	11.09	13.20
Investment Operations:
Net investment income(a)	.44	.43	.42	.41	.38
Net realized and unrealized gain (loss) on investments	.37	(.90 )	.58	(.62 )	(2.11)
Total from Investment Operations	.81	(.47 )	1.00	(.21 )	(1.73)
Distributions:
Dividends from net investment income	(.44 )	(.43 )	(.42 )	(.41 )	(.38 )
Net asset value, end of period	10.52	10.15	11.05	10.47	11.09
Total Return (%)	7.89	(4.38)	9.78	(1.90)	(13.33)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.96	.94	.90	.73
Ratio of net expenses to average net assets	.89 (b),(c)	.96 (b)	.93 (b)	.89 (b)	.73
Ratio of interest and expense related to floating rate notes issued to average net assets	.12	.22	.21	.18	.04
Ratio of net investment income to average net assets	4.13 (b),(c)	3.99 (b)	3.98 (b)	3.82 (b)	3.07
Portfolio Turnover Rate	42.23	16.77	15.47	17.06	21.25
Net Assets, end of period ($ x 1,000)	27,611	30,076	35,155	34,642	41,466

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
19

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s primary investment objective is to seek high current income exempt from federal income tax. As a secondary goal, the fund may seek capital appreciation to the extent consistent with its primary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear services plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
20

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,490,166	—	2,490,166
Municipal Securities	—	179,913,777	—	179,913,777
	—	182,403,943	—	182,403,943
21

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(6,340,000)	—	(6,340,000)
	—	(6,340,000)	—	(6,340,000)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party.
22

NOTES TO FINANCIAL STATEMENTS (continued)
Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended August 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended August 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At August 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $448,243, accumulated capital losses $47,762,828 and unrealized depreciation $18,924,337.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2026. The fund has $13,408,184 of short-term capital losses and $34,354,644 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2026 and August 31, 2025 were as follows: tax-exempt income $7,279,275 and $8,706,758, and ordinary income $0 and $2,587, respectively.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY
23

NOTES TO FINANCIAL STATEMENTS (continued)
Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. In addition, the Adviser has also contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares (including Rule 12b-1 fees and shareholder services fees, but excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively, of the value of the applicable share class’ average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $13,940 during the period ended August 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended August 31, 2026, the Distributor retained $143 from commissions earned on sales of the fund’s Class A shares, $2,267 and $9 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended August 31, 2026, Class C shares were charged $28,660 pursuant to the Distribution Plan.
Under the service plan adopted pursuant to Rule 12b-1 under the Act (the “Service Plan”), Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended August 31, 2026, Class Z shares were charged $38,192 pursuant to the Service Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended August 31, 2026, Class A and Class C shares were charged $130,097 and $9,553, respectively, pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2026, the fund was charged $14,701 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2026, the fund was charged $3,485 pursuant to the custody agreement. These fees were partially offset by earnings credits of $3,094.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended August 31, 2026, the fund was charged $515 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
24

NOTES TO FINANCIAL STATEMENTS (continued)
During the period ended August 31, 2026, the fund was charged $29,500 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended August 31, 2026, the Custodian was compensated $20,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $67,286, Distribution/Service Plans fees of $4,943, Shareholder Services Plan fees of $10,799, Custodian fees of $2,042, Chief Compliance Officer fees of $3,704, Transfer Agent fees of $3,460, checkwriting fees of $43 and shareholder and regulatory reports service fees of $6,667, which are offset against an expense reimbursement currently in effect in the amount of $3,035.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and secured borrowings of inverse floater securities, during the period ended August 31, 2026, amounted to $73,850,788 and $82,397,080, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended August 31, 2026, was approximately $7,948,041, with a related weighted average annualized interest rate of 2.78%.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended August 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in
25

NOTES TO FINANCIAL STATEMENTS (continued)
the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. As of August 31, 2026, there were no futures outstanding.
The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	(28,466)	(28,466)
Total	(28,466)	(28,466)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	2,670	2,670
Total	2,670	2,670

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Short	251,058
At August 31, 2026, the cost of investments for federal income tax purposes was $194,988,280; accordingly, accumulated net unrealized depreciation on investments was $18,924,337, consisting of $1,978,727 gross unrealized appreciation and $20,903,064 gross unrealized depreciation.
26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield Municipal Bond Fund (the “Fund”) (one of the funds constituting BNY Mellon Municipal Funds, Inc. (the “Company”)), including the schedule of investments, as of August 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Municipal Funds, Inc.) at August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
October 23, 2026
27

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended August 31, 2026 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2026 calendar year on Form 1099-DIV, which will be mailed in early 2027.
28

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
29

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
30

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $52,155.
31

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
32

© 2026 BNY Mellon Securities Corporation
Code-6165NCSRAR0826

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: October 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: October 22, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)